Related and Interested Parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses
Disclosure of transactions between related parties [line items]
Salaries, wages and related expenses	$ 588	$ 316	$ 89
Legal and professional services	301	281	58
Share-based payments	777	488	0
Research and Development expenses
Disclosure of transactions between related parties [line items]
Salaries, wages and related expenses	338	121	0
Share-based payments	$ 66	$ 64	$ 15